                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 30, 2000
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                              -----
  This Amendment (Check only one.):  [ ] is a restatement
                                     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Menno Insurance Service d/b/a MMA Capital Management
       ----------------------------------------------------
       1110 North Main Street
       ----------------------------------------------------
       Goshen
       ----------------------------------------------------
       Indiana 46528
       ----------------------------------------------------

13F File Number: 28-6988
                 -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Howard L. Brenneman
          ----------------------------
Title:    President
          ----------------------------
Phone:    219/533-9511
          ----------------------------

Signature, Place, and Date of Signing:

     /s/Howard L. Brenneman    Goshen, IN      May 9, 2000
     ----------------------  -------------- -----------------
          [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     13F File Number     Name
     28-
     ---------------     ---------------------------------
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-
                                        --------------

Form 13F Information Table Entry Total:  $200,428,486
                                        --------------

Form 13F Information Table Value Total:  $201,358,063
                                        --------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       13F File Number          Name

               28-
     -----        ----------------      -----------------------------
     [Repeat as necessary.]

                                                            Final 13F Data


Issuer                                 Title of     Cusip   Fair Market Value    Shares     Investment Discretion  Voting Authority
                                         Class

AT&T Corp                                Common   001957109      3947203.6      70094 Sole             Sole            70094
Air Products & Chemicals Inc             Common   009158106     1085620.65      38175 Sole             Sole            38175
Albertson's Inc                          Common   013104104     4559465.91     147675 Sole             Sole           147675
Allstate Corp                            Common   020002101     4038089.52     169575 Sole             Sole           169575
Altera Corporation                       Common   021441100        1713600      19200 Sole             Sole            19200
Alza Corp                                Common   022615108     3750665.63      99850 Sole             Sole            99850
Anadarko Petroleum Corp                  Common   032511107      2741044.8      70850 Sole             Sole            70850
Applied Materials                        Common   038222105     1656443.75      17575 Sole             Sole            17575
Atlantic Richfield                       Common   048825103        3291625      38725 Sole             Sole            38725
BP Amoco PLC                             Common   055622104        1630941      30628 Sole             Sole            30628
Bank of America Corp                     Common   060505104     2933643.91      55945 Sole             Sole            55945
Bank One Corp                            Common   06423A103     2809881.43      81742 Sole             Sole            81742
Biomet Inc                               Common   090613100      2586262.5      71100 Sole             Sole            71100
Boston Scientific Corp                   Common   101137107     3751620.81     176025 Sole             Sole           176025
Bristol-Myers Squibb Co                  Common   110122108        1519136      26192 Sole             Sole            26192
Broadwing Inc                            Common   111620100      5548449.6     149200 Sole             Sole           149200
Chubb Corp                               Common   171232101     2868049.42      42450 Sole             Sole            42450
Cisco Systems Inc                        Common   17275R102     6913715.03      89425 Sole             Sole            89425
Compaq Computer Corp                     Common   204493100      2216237.5      82850 Sole             Sole            82850
Dionex Corp                              Common   254546104       535242.5      16250 Sole             Sole            16250
Dollar General                           Common   256669102     2680055.93      99723 Sole             Sole            99723
Duke-Weeks Realty Corp                   Common   264411505         302175      15800 Sole             Sole            15800
EMC Corp / Mass                          Common   268648102        1020600       8100 Sole             Sole             8100
Ensco International                      Common   26874Q100      748690.74      20725 Sole             Sole            20725
El Paso Energy Corp Delaware             Common   283905107     1837062.52      45500 Sole             Sole            45500
Electronics for Imaging, Inc.            Common   286082102        4627500      77125 Sole             Sole            77125
Emerson Electric Co                      Common   291011104     1811562.52      34100 Sole             Sole            34100
Fastenal Company                         Common   311900104     2850956.25      59550 Sole             Sole            59550
Federal Home Loan Mortgage               Common   313400301      4200069.4      95050 Sole             Sole            95050
Federal National Mortgage Assn           Common   313586109     4484031.88      79275 Sole             Sole            79275
First Data Corp                          Common   319963104     2062328.16      46475 Sole             Sole            46475
Gannett Co                               Common   364730101     1900125.03      27000 Sole             Sole            27000
Gillette Company                         Common   375766102      2396956.8      63600 Sole             Sole            63600
Hewlett Packard Co                       Common   428236103     6167493.58      46525 Sole             Sole            46525
Home Depot Inc                           Common   437076102        1164225      18050 Sole             Sole            18050
Intel Corp                               Common   458140100      3641488.8      27600 Sole             Sole            27600
Ionics Inc                               Common   462218108     2027145.94      79300 Sole             Sole            79300
JDS Uniphase                             Common   46612J101      3086412.8      25600 Sole             Sole            25600
Johnson & Johnson                        Common   478160104        2274695      32380 Sole             Sole            32380
Keycorp Inc                              Common   493267108        1013650      53350 Sole             Sole            53350
Kimberly Clark Corp                      Common   494368103     3115701.26      55575 Sole             Sole            55575
Lowe's Companies                         Common   548661107     3436828.19      58875 Sole             Sole            58875
Lucent Technologies Inc                  Common   549463107        4010532      64686 Sole             Sole            64686
Masco Corp                               Common   574599106        2630150     128300 Sole             Sole           128300
Merck & Co Inc                           Common   589331107     2805813.53      45164 Sole             Sole            45164
Microsoft Corp                           Common   594918104      3989687.5      37550 Sole             Sole            37550
Newell Rubbermaid, Inc                   Common   651229106     1557015.55      62750 Sole             Sole            62750
Pepsico Inc                              Common   713448108     4432612.63     127100 Sole             Sole           127100
Petroleum Geo-Services                   Common   716597109     2919404.63     168625 Sole             Sole           168625
Pitney Bowes Inc                         Common   724479100        4999470     111875 Sole             Sole           111875
Procter & Gamble Co                      Common   742718109      1165312.5      20625 Sole             Sole            20625
Qualcomm Inc                             Common   747525103     1205702.48       8075 Sole             Sole             8075
R & B Falcon Corp                        Common   74912E101      4478527.8     227475 Sole             Sole           227475
SBC Communications Inc                   Common   78387G103     3532265.61      83852 Sole             Sole            83852
St Jude Medical Inc                      Common   790849103      1891447.6      73275 Sole             Sole            73275
Sara Lee Corp                            Common   803111103        1903500     105750 Sole             Sole           105750
Scientific-Atlanta Inc                   Common   808655104      3589437.5      56750 Sole             Sole            56750
Sigma Aldrich Corp                       Common   826552101       997062.5      37100 Sole             Sole            37100
Sonoco Products                          Common   835495102         259302      11274 Sole             Sole            11274
Sun Microsystems Inc                     Common   866810104     1564840.13      16700 Sole             Sole            16700
Tellabs, Inc                             Common   879664100        4503356      71500 Sole             Sole            71500
Texas Instruments Inc                    Common   882508104        4112000      25700 Sole             Sole            25700
Thomas & Betts Corp                      Common   884315102      2685162.5      95050 Sole             Sole            95050
Wabash National Corp                     Common   929566107     3517968.75     246875 Sole             Sole           246875


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

Wal Mart Stores                          Common   931142103        1019825      18050 Sole             Sole            18050
Warner Lambert                           Common   934488107      966622.76       9895 Sole             Sole             9895
Wells Fargo Company                      Common   949746101     3729643.75      91525 Sole             Sole            91525
Willamette Industries                    Common   969133107     3483853.15      86825 Sole             Sole            86825
Williams Companies Inc                   Common   969457100     4517924.85     102825 Sole             Sole           102825
Xerox Corp                               Common   984121103        4607850     177225 Sole             Sole           177225
Transocean Sedco Forex Inc               Common   G90078109     2405502.23      46879 Sole             Sole            46879
Aggregate Total                                               201358063.5     4957351